Loans Receivable, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Loans Receivable, Net

The detail of the loan portfolio as of September 30, 2013 and December 31, 2012 was as follows:

	September 30, 2013	December 31, 2012
	(In thousands)
Residential mortgage loans	$5,132,745	4,837,838
Multi-family loans	3,557,333	2,995,052
Commercial real estate loans	2,190,099	1,966,156
Construction loans	218,391	224,816
Consumer and other loans	224,029	238,922
Commercial and industrial loans	195,187	168,943

Total loans excluding PCI loans	11,517,784	10,431,727

PCI loans	6,474	6,744
Net unamortized premiums and deferred loan costs	16,533	10,487
Allowance for loan losses	(166,779)	(142,172)

Net loans	$11,374,012	10,306,786

The detail of the loan portfolio as of December 31, 2012 was as follows:

	December 31, 2012	December 31, 2011
	(In thousands)
Residential mortgage loans	$4,837,838	5,033,832
Multi-family loans	2,995,052	1,816,118
Commercial real estate loans	1,966,156	1,418,089
Construction loans	224,816	277,625
Consumer and other loans	238,922	242,227
Commercial and industrial loans	168,943	106,299

Total loans excluding PCI loans	10,431,727	8,894,190

PCI loans	6,744	876

Total loans	10,438,471	8,895,066

Net unamortized premiums and deferred loan costs	10,487	16,387
Allowance for loan losses	(142,172)	(117,242)

Net loans	$10,306,786	8,794,211

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period

The following table presents information regarding the estimates of the contractually required payments, the cash flows expected to be collected, and the estimated fair value of the PCI loans acquired in Marathon Bank acquisition as of October 15, 2012:

October 15, 2012
(In thousands)
Contractually required principal and interest	$11,774
Contractual cash flows not expected to be collected (non-accretable difference)	(4,163)

Expected cash flows to be collected	7,611
Interest component of expected cash flows (accretable yield)	(1,537)

Fair value of acquired loans	$6,074

The following table presents information regarding the estimates of the contractually required payments, the cash flows expected to be collected, and the estimated fair value of the PCI loans acquired in Marathon Bank acquisition as of October 15, 2012:

October 15, 2012
(In thousands)

Contractually required principal and interest	$11,774
Contractual cash flows not expected to be collected (non-accretable difference)	(4,163)

Expected cash flows to be collected	7,611
Interest component of expected cash flows (accretable yield)	(1,537)

Fair value of acquired loans	$6,074

Schedule of Accretable Yield Movement

The following table presents changes in the accretable yield for PCI loans:

	Three months ended September 30, 2013	Nine months ended September 30, 2013
	(In thousands)
Balance, beginning of period	$1,212	1,457
Acquisitions	—	—
Accretion	(135)	(380)
Net reclassification from non-accretable difference	—	—

Balance, end of period	$1,077	1,077

Summary Of Analysis Of The Allowance For Loan Losses

An analysis of the allowance for loan losses is summarized as follows:

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
	(In thousands)
Balance at beginning of the period	$154,467	128,474	142,172	117,242
Loans charged off	(2,484)	(15,332)	(19,219)	(36,474)
Recoveries	1,046	2,124	2,576	2,498

Net charge-offs	(1,438)	(13,208)	(16,643)	(33,976)
Provision for loan losses	13,750	16,000	41,250	48,000

Balance at end of the period	$166,779	131,266	166,779	131,266

An analysis of the allowance for loan losses is summarized as follows:

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
Balance at beginning of the period	$117,242	90,931	55,052
Loans charged off	(44,150)	(50,187)	(30,829)
Recoveries	4,080	998	208

Net charge-offs	(40,070)	(49,189)	(30,621)
Provision for loan losses	65,000	75,500	66,500

Balance at end of the period	$142,172	117,242	90,931

Summary Of Allowance For Loan Losses And The Recorded Investment In Loans By Portfolio Segment And Based On Impairment Method

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of September 30, 2013 and December 31, 2012:

	September 30, 2013
	Residential Mortgage	Multi- Family	Commercial Real Estate	Construction Loans	Commercial and Industrial Loans	Consumer and Other Loans	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Beginning balance-December 31, 2012	$45,369	29,853	33,347	16,062	4,094	2,086	11,361	142,172
Charge-offs	(13,223)	(1,226)	(792)	(3,104)	(83)	(791)	—	(19,219)
Recoveries	1,564	72	36	254	603	47	—	2,576
Provision	17,365	6,625	12,024	(835)	2,140	808	3,123	41,250

Ending balance-September 30, 2013	$51,075	35,324	44,615	12,377	6,754	2,150	14,484	166,779

Individually evaluated for impairment	$2,074	—	—	—	—	—	—	2,074
Collectively evaluated for impairment	49,001	35,324	44,615	12,377	6,754	2,150	14,484	164,705
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—

Balance at September 30, 2013	$51,075	35,324	44,615	12,377	6,754	2,150	14,484	166,779

Loans:
Individually evaluated for impairment	$19,762	16,510	11,739	17,747	1,627	—	—	67,385
Collectively evaluated for impairment	5,112,983	3,540,824	2,178,359	200,644	193,560	224,029	—	11,450,399
Loans acquired with deteriorated credit quality	486	446	5,542	—	—	—	—	6,474

Balance at September 30, 2013	$5,133,231	3,557,780	2,195,640	218,391	195,187	224,029	—	11,524,258

	December 31, 2012
	Residential Mortgage	Multi- Family	Commercial Real Estate	Construction Loans	Commercial and Industrial Loans	Consumer and Other Loans	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Beginning balance-December 31, 2011	$32,447	13,863	30,947	22,839	3,677	1,335	12,134	117,242
Charge-offs	(20,180)	(9,058)	(479)	(13,227)	(99)	(1,107)	—	(44,150)
Recoveries	593	—	43	3,387	23	34	—	4,080
Provision	32,509	25,048	2,836	3,063	493	1,824	(773)	65,000

Ending balance-December 31, 2012	$45,369	29,853	33,347	16,062	4,094	2,086	11,361	142,172

Individually evaluated for impairment	$2,142	—	—	—	—	—	—	2,142
Collectively evaluated for impairment	43,227	29,853	33,347	16,062	4,094	2,086	11,361	140,030
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—

Balance at December 31, 2012	$45,369	29,853	33,347	16,062	4,094	2,086	11,361	142,172

Loans:
Individually evaluated for impairment	$12,235	10,574	7,075	26,314	1,208	—	—	57,406
Collectively evaluated for impairment	4,825,603	2,984,478	1,959,081	198,502	167,735	238,922	—	10,374,321
Loans acquired with deteriorated credit quality	477	419	5,533	—	315	—	—	6,744

Balance at December 31, 2012	$4,838,315	2,995,471	1,971,689	224,816	169,258	238,922	—	10,438,471

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of the years ended December 31, 2012 and 2011:

	December 31, 2012
	Residential Mortgage	Multi- Family	Commercial Real Estate	Construction Loans	Commercial and Industrial Loans	Consumer and Other Loans	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Beginning balance-December 31, 2011	$32,447	13,863	30,947	22,839	3,677	1,335	12,134	117,242
Charge-offs	(20,180)	(9,058)	(479)	(13,227)	(99)	(1,107)	—	(44,150)
Recoveries	593	—	43	3,387	23	34	—	4,080
Provision	32,509	25,048	2,836	3,063	493	1,824	(773)	65,000

Ending balance-December 31, 2012	$45,369	29,853	33,347	16,062	4,094	2,086	11,361	142,172

Balance at December 31, 2012
Individually evaluated for impairment	$2,142	—	—	—	—	—	—	2,142
Collectively evaluated for impairment	43,227	29,853	33,347	16,062	4,094	2,086	11,361	140,030
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—

	$45,369	29,853	33,347	16,062	4,094	2,086	11,361	142,172

Loans:
Balance at December 31, 2012
Individually evaluated for impairment	$12,235	10,574	7,075	26,314	1,208	—	—	57,406
Collectively evaluated for impairment	4,825,603	2,984,478	1,959,081	198,502	167,735	238,922	—	10,374,321
Loans acquired with deteriorated credit quality	477	419	5,533	—	315	—	—	6,744

	$4,838,315	2,995,471	1,971,689	224,816	169,258	238,922	—	10,438,471

	December 31, 2011
	Residential Mortgage	Multi- Family	Commercial Real Estate	Construction Loans	Commercial and Industrial Loans	Consumer and Other Loans	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Beginning balance-December 31, 2010	$20,489	10,454	16,432	34,669	2,189	866	5,832	90,931
Charge-offs	(9,304)	(363)	(7,637)	(30,548)	(1,621)	(714)	—	(50,187)
Recoveries	388	19	—	576	13	2	—	998
Provision	20,874	3,753	22,152	18,142	3,096	1,181	6,302	75,500

Ending balance-December 31, 2011	$32,447	13,863	30,947	22,839	3,677	1,335	12,134	117,242

Balance at December 31, 2011
Individually evaluated for impairment	$1,605	—	—	5,800	—	—	—	7,405
Collectively evaluated for impairment	30,842	13,863	30,947	17,039	3,677	1,335	12,134	109,837
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—

	$32,447	13,863	30,947	22,839	3,677	1,335	12,134	117,242

Loans:
Balance at December 31, 2011
Individually evaluated for impairment	$8,465	—	2,268	59,971	—	—	—	70,704
Collectively evaluated for impairment	5,025,367	1,816,118	1,415,821	217,654	106,299	242,227	—	8,823,486
Loans acquired with deteriorated credit quality	329	—	547	—	—	—	—	876

	$5,034,161	1,816,118	1,418,636	277,625	106,299	242,227	—	8,895,066

Schedule Of Risk Category Of Loans By Class Of Loans

The following tables present the risk category of loans as of September 30, 2013 and December 31, 2012 by class of loans excluding the PCI loans:

	September 30, 2013
	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Residential	$5,027,428	21,964	83,353	—	—	5,132,745
Multi-family	3,497,448	42,375	17,510	—	—	3,557,333
Commercial real estate	2,114,931	20,298	54,870	—	—	2,190,099
Construction	184,513	7,729	26,149	—	—	218,391
Commercial and industrial	189,013	608	5,566	—	—	195,187
Consumer and other	221,826	325	1,878	—	—	224,029

Total	$11,235,159	93,299	189,326	—	—	11,517,784

	December 31, 2012
	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Residential	$4,714,303	45,144	78,266	125	—	4,837,838
Multi-family	2,945,844	31,594	17,614	—	—	2,995,052
Commercial real estate	1,924,655	18,869	22,632	—	—	1,966,156
Construction	160,390	3,315	61,111	—	—	224,816
Commercial and industrial	162,428	3,319	3,196	—	—	168,943
Consumer and other	236,418	1,065	1,238	201	—	238,922

Total	$10,144,038	103,306	184,057	326	—	10,431,727

The following tables present the risk category of loans as of December 31, 2012 and December 31, 2011 by class of loans excluding the PCI loans:

	December 31, 2012
	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Residential	$4,714,303	45,144	78,266	125	—	4,837,838
Multi-family	2,945,844	31,594	17,614	—	—	2,995,052
Commercial real estate	1,924,655	18,869	22,632	—	—	1,966,156
Construction	160,390	3,315	61,111	—	—	224,816
Commercial and industrial	162,428	3,319	3,196	—	—	168,943
Consumer and Other	236,418	1,065	1,238	201	—	238,922

Total	$10,144,038	103,306	184,057	326	—	10,431,727

	December 31, 2011
	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Residential	$4,925,055	27,930	80,847	—	—	5,033,832
Multi-family	1,777,434	16,053	22,631	—	—	1,816,118
Commercial real estate	1,390,725	8,596	18,768	—	—	1,418,089
Construction	173,392	18,103	81,267	4,863	—	277,625
Commercial and industrial	90,903	9,933	5,463	—	—	106,299
Consumer and Other	240,031	1,206	990	—	—	242,227

Total	$8,597,540	81,821	209,966	4,863	—	8,894,190

Payment Status Of The Recorded Investment In Past Due Loans

The following tables present the payment status of the recorded investment in past due loans as of September 30, 2013 and December 31, 2012 by class of loans excluding the PCI loans:

	September 30, 2013
	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable
	(In thousands)
Residential mortgage	$16,003	7,594	64,224	87,821	5,044,924	5,132,745
Multi-family	9,235	3,617	4,848	17,700	3,539,633	3,557,333
Commercial real estate	3,180	253	2,101	5,534	2,184,565	2,190,099
Construction	—	—	13,746	13,746	204,645	218,391
Commercial and industrial	218	320	1,340	1,878	193,309	195,187
Consumer and other	99	268	1,547	1,914	222,115	224,029

Total	$28,735	12,052	87,806	128,593	11,389,191	11,517,784

	December 31, 2012
	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable
	(In thousands)
Residential mortgage	$33,451	11,715	76,088	121,254	4,716,584	4,837,838
Multi-family	191	3,950	11,143	15,284	2,979,768	2,995,052
Commercial real estate	16,469	3,016	753	20,238	1,945,918	1,966,156
Construction	—	—	18,876	18,876	205,940	224,816
Commercial and industrial	631	2,639	375	3,645	165,298	168,943
Consumer and other	881	196	1,238	2,315	236,607	238,922

Total	$51,623	21,516	108,473	181,612	10,250,115	10,431,727

The following tables present the payment status of the recorded investment in past due loans as of December 31, 2012 and December 31, 2011 by class of loans excluding the PCI loans:

	December 31, 2012
	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable
	(In thousands)
Residential mortgage	$33,451	11,715	76,088	121,254	4,716,584	4,837,838
Multi-family	191	3,950	11,143	15,284	2,979,768	2,995,052
Commercial real estate	16,469	3,016	753	20,238	1,945,918	1,966,156
Construction	—	—	18,876	18,876	205,940	224,816
Commercial and industrial	631	2,639	375	3,645	165,298	168,943
Consumer and other	881	196	1,238	2,315	236,607	238,922

Total	$51,623	21,516	108,473	181,612	10,250,115	10,431,727

	December 31, 2011
	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable
	(In thousands)
Residential mortgage	$18,083	9,847	80,703	108,633	4,925,199	5,033,832
Multi-family	796	6,180	—	6,976	1,809,142	1,816,118
Commercial real estate	1,492	—	73	1,565	1,416,524	1,418,089
Construction	674	8,068	40,362	49,104	228,521	277,625
Commercial and industrial	—	—	—	—	106,299	106,299
Consumer and other	1,033	173	1,009	2,215	240,012	242,227

Total	$22,078	24,268	122,147	168,493	8,725,697	8,894,190

Non-Accrual Loans Status

The following table presents non-accrual loans excluding PCI loans at the dates indicated:

	September 30, 2013		December 31, 2012
	# of loans	Amount	# of loans	Amount
	(Dollars in thousands)
Non-accrual:
Residential and consumer	305	$75,097	354	$82,533
Construction	7	14,234	9	25,764
Multi-family	9	16,769	5	11,143
Commercial real estate	3	1,630	4	753
Commercial and industrial	8	1,862	2	375

Total non-accrual loans	332	$109,592	374	$120,568

The following table presents non-accrual loans excluding PCI loans at the dates indicated:

	December 31, 2012		December 31, 2011
	# of loans	Amount	# of loans	Amount
	(Dollars in thousands)
Non-accrual:
Residential and consumer	354	$82,533	321	$85,065
Construction	9	25,764	15	57,070
Multi-family	5	11,143	—	—
Commercial real estate	4	753	1	73
Commercial and industrial	2	375	—	—

Total Non-accrual Loans	374	$120,568	337	$142,208

Loans Individually Evaluated For Impairment By Class Of Loans

The following tables present loans individually evaluated for impairment by class of loans as of September 30, 2013 and December 31, 2012:

	September 30, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In thousands)
With no related allowance:
Residential mortgage	$3,839	5,499	—	2,689	47
Multi-family	16,510	30,156	—	14,519	542
Commercial real estate	11,739	12,621	—	10,385	515
Construction loans	17,747	27,034	—	21,654	145
Commercial and industrial	1,627	1,627	—	1,392	65
With an allowance recorded:
Residential mortgage	15,923	16,334	2,074	14,026	317
Total:
Residential mortgage	19,762	21,833	2,074	16,715	364
Multi-family	16,510	30,156	—	14,519	542
Commercial real estate	11,739	12,621	—	10,385	515
Construction loans	17,747	27,034	—	21,654	145
Commercial and industrial	1,627	1,627	—	1,392	65

Total impaired loans	$67,385	93,271	2,074	64,665	1,631

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In thousands)
With no related allowance:
Residential mortgage	$1,448	2,176	—	1,375	20
Multi-family	10,574	19,336	—	6,764	310
Commercial real estate	7,075	7,476	—	5,081	492
Construction loans	26,314	43,945	—	25,557	384
Commercial and industrial	1,208	1,208	—	641	90
With an allowance recorded:
Residential mortgage	10,787	11,075	2,142	9,569	283
Multi-family	—	—	—	2,316	—
Construction loans	—	—	—	17,054	—
Total:
Residential mortgage	12,235	13,251	2,142	10,944	303
Multi-family	10,574	19,336	—	9,080	310
Commercial real estate	7,075	7,476	—	5,081	492
Construction loans	26,314	43,945	—	42,611	384
Commercial and industrial	1,208	1,208	—	641	90

Total impaired loans	$57,406	85,216	2,142	68,357	1,579

The following tables present loans individually evaluated for impairment by class of loans as of December 31, 2012 and December 31, 2011:

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In thousands)
With no related allowance:
Residential mortgage	$1,448	2,176	—	1,375	20
Multi-family	10,574	19,336	—	6,764	310
Commercial real estate	7,075	7,476	—	5,081	492
Construction loans	26,314	43,945	—	25,557	384
Commercial and industrial	1,208	1,208	—	641	90
With an allowance recorded:
Residential mortgage	10,787	11,075	2,142	9,569	283
Multi-family	—	—	—	2,316	—
Commercial real estate	—	—	—	—	—
Construction loans	—	—	—	17,054	—
Commercial and industrial	—	—	—	—	—
Total:
Residential mortgage	12,235	13,251	2,142	10,944	303
Multi-family	10,574	19,336	—	9,080	310
Commercial real estate	7,075	7,476	—	5,081	492
Construction loans	26,314	43,945	—	42,611	384
Commercial and industrial	1,208	1,208	—	641	90

Total impaired loans	$57,406	85,216	2,142	68,357	1,579

	December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In thousands)
With no related allowance:
Residential mortgage	$114	114	—	126	5
Multi-family	—	—	—	—	—
Commercial real estate	2,268	2,268	—	1,180	136
Construction loans	43,590	79,187	—	26,463	1,069
Commercial and industrial	—	—	—	—	—
With an allowance recorded:
Residential mortgage	8,351	8,351	1,605	5,910	327
Multi-family	—	—	—	—	—
Commercial real estate	—	—	—	1,361	—
Construction loans	16,381	16,381	5,800	39,115	400
Commercial and industrial	—	—	—	—	—
Total:
Residential mortgage	8,465	8,465	1,605	6,036	332
Multi-family	—	—	—	—	—
Commercial real estate	2,268	2,268	—	2,541	136
Construction loans	59,971	95,568	5,800	65,578	1,469
Commercial and industrial	—	—	—	—	—

Total impaired loans	$70,704	106,301	7,405	74,155	1,937

Troubled Debt Restructured Loans

The following table presents the total troubled debt restructured loans as of September 30, 2013 excluding PCI loans:

	Accrual		Non-accrual		Total
	# of loans	Amount	# of loans	Amount	# of loans	Amount
	(Dollars in thousands)
Residential and consumer	26	$8,374	32	$11,388	58	$19,762
Multi-family	1	590	4	12,367	5	12,957
Commercial real estate	6	10,379	2	1,361	8	11,740
Commercial and industrial	1	1,106	1	521	2	1,627
Construction	2	4,056	1	488	3	4,544

	36	$24,505	40	$26,125	76	$50,630

The following tables present the total troubled debt restructured loans at December 31, 2012 and December 31, 2011 excluding the PCI loans:

	Accrual		Non-accrual		Total
	# of loans	Amount	# of loans	Amount	# of loans	Amount
	(Dollars in thousands)
Residential mortgage	18	$7,178	21	$5,057	39	$12,235
Commercial real estate	3	7,471	—	—	3	7,471
Commercial and industrial	1	1,107	—	—	1	1,107
Construction	—	—	3	6,888	3	6,888

	22	$15,756	24	$11,945	46	$27,701

	Accrual		Non-accrual		Total
	# of loans	Amount	# of loans	Amount	# of loans	Amount
	(Dollars in thousands)
Residential mortgage	13	$5,297	7	$3,168	20	$8,465
Commercial real estate	1	2,268	—	—	1	2,268
Commercial and industrial	—	—	—	—	—	—
Construction	1	2,900	2	8,640	3	11,540

	15	$10,465	9	$11,808	24	$22,273

Schedule Of Troubled Debt Restructurings

The following tables present information about troubled debt restructurings for the periods presented:

	Three months ended September 30,
	2013			2012
	Number of Loans	Pre-modification Recorded Investment	Post- modification Recorded Investment	Number of Loans	Pre-modification Recorded Investment	Post- modification Recorded Investment
	(Dollars in thousands)
Troubled Debt Restructurings:
Residential mortgage	9	$3,225	$2,842	6	$1,912	$1,969
Commercial real estate	—	—	—	1	4,901	4,901
Commercial and industrial	1	521	521	1	1,107	1,107

	Nine months ended September 30,
	2013			2012
	Number of Loans	Pre-modification Recorded Investment	Post- modification Recorded Investment	Number of Loans	Pre-modification Recorded Investment	Post- modification Recorded Investment
	(Dollars in thousands)
Troubled Debt Restructurings:
Residential mortgage	20	$8,723	$8,155	15	$3,923	$3,926
Multi-family	3	18,037	10,420	—	—	—
Commercial real estate	4	5,080	4,679	1	4,901	4,901
Construction	1	2,640	2,640	—	—	—
Commercial and industrial	1	521	521	1	1,107	1,107

The following tables present information about troubled debt restructurings which occurred during the years ended December 31, 2012 and 2011:

	Year ended December 31, 2012
	Number of Loans	Pre-modification Recorded Investment	Post- modification Recorded Investment
	(Dollars in thousands)
Troubled Debt Restructurings:
Residential mortgage	20	$5,477	$5,523
Commercial real estate	1	4,901	4,901
Commercial and industrial	1	1,107	1,107

	Year ended December 31, 2011
	Number of Loans	Pre-modification Recorded Investment	Post- modification Recorded Investment
	(Dollars in thousands)
Troubled Debt Restructurings:
Residential mortgage	7	$3,735	$3,725
Commercial real estate	1	2,268	2,268
Commercial and industrial	3	12,067	11,635

Schedule of Accretable Yeild Movement

The following table presents changes in the accretable yield for PCI loans during the year ended December 31, 2012:

Year Ended December 31, 2012
(In thousands)
Balance, beginning of period	$—
Acquisitions	1,537
Accretion	(80)
Net reclassification from non-accretable difference	—

Balance, end of period	$1,457